Note 3 - Correction of Immaterial Error in Previously Issued Financial Statements (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Correction of Immaterial Error in Previously Issued Financial Statements, Disclosure [Line Items]
Cost of research and development	€ (30,402)	€ (10,432)	€ (53,142)	€ (12,825)
Property, plant and equipment	25,359	€ 980	25,359	980	€ 1,484	€ 2,102
IPO related cost recognized in equity			842	€ 17
Increase (decrease) due to corrections of prior period errors
Correction of Immaterial Error in Previously Issued Financial Statements, Disclosure [Line Items]
Cost of research and development			(650)
Property, plant and equipment	€ 650		650
IPO related cost recognized in equity			€ 595